Investment Securities - Sales of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales	$ 17,358	$ 3,351
Realized gains from sales	85
Realized losses from sales	(14)	(35)
Net realized gains (losses)	$ 71	$ (35)